Schedule of f inancial instruments carried at fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2015	Dec. 31, 2014
Less current portion	€ 67	€ 0
Total long-term portion	3,523	2,092
Total Financial Instruments [Member]
Total Financial Instruments	3,589	2,092
Placement Agent Warrants [Member]
Total Financial Instruments	155	148
Investor warrants [Member]
Total Financial Instruments	€ 3,434	€ 1,943